Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Consolidated Statements of Income
Net sales	$ 6,086.5	$ 5,966.9	$ 6,330.3
Cost of products sold	4,386.8	4,321.1	4,679.1
Gross profit	1,699.7	1,645.8	1,651.2
Marketing, general and administrative expense	1,097.5	1,108.1	1,158.9
Interest expense	59.9	60.5	63.3
Other expense, net	65.2	68.3	68.2
Income from continuing operations before taxes	477.1	408.9	360.8
Provision for income taxes	156.4	134.5	113.5
Income from continuing operations	320.7	274.4	247.3
Loss from discontinued operations, net of tax		(0.1)	(2.2)
Net income	$ 320.7	$ 274.3	$ 245.1
Net income (loss) per common share:
Continuing operations (in dollars per share)	$ 3.60	$ 3.01	$ 2.64
Discontinued operations (in dollars per share)			(0.03)
Net income per common share (in dollars per share)	3.60	3.01	2.61
Net income (loss) per common share, assuming dilution:
Continuing operations (in dollars per share)	3.54	2.95	2.58
Discontinued operations (in dollars per share)			(0.02)
Net income per common share, assuming dilution (in dollars per share)	3.54	2.95	2.56
Dividends per common share (in dollars per share)	$ 1.60	$ 1.46	$ 1.34
Weighted average number of shares outstanding:
Common shares (in shares)	89.1	91.0	93.8
Common shares, assuming dilution (in shares)	90.7	92.9	95.7